Tax - Current tax assets and liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Assets	[1]	£ 376
Liabilities	[1]	(494)
Assets		1,713		£ 376	[1]
Liabilities		(621)		(494)	[1]
Barclays Bank Group [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Assets		376	[2]	501
Liabilities		(494)	[2]	(708)
Net current tax assets (liabilities)		(118)		(118)		£ (207)
As at 1 January		(118)		(207)
Income statement from continuing operations		(69)		271		23
Income statement from discontinued UK banking business		(90)		(974)
Other comprehensive income		168		26
Corporate income tax paid from continuing operations		409		(58)
Transfer to Barclays Bank UK PLC		677		0
Other movements		115		94
As at 31 December		1,092		(118)		(207)
Assets				376	[2]	501
Liabilities				(494)	[2]	(708)
Net current tax assets (liabilities)		£ (118)		£ (118)		£ (207)

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.